RELATED PARTIES TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of holding company and related parties transactions [Line Items]
Fuel and port expenses to related parties	$ 0	$ 0	$ (18,910)
Bunker swaps from related companies	0	0	111
Guarantee fees to related parties	0	0	(54)
Management fees to related parties	0	0	(1,135)
Net gain on disposal of businesses	0	0	3,255
Overhead recovery from (to) related party (included in administrative expense)	0	0	134
Other expenses to related parties	0	0	(187)
Interest income	565	1,979	3,787
Joint ventures where entity is venturer [member]
Disclosure of holding company and related parties transactions [Line Items]
Interest income	157	983	2,573
Technical management fee income	354	1,625	1,625
Agency Fees from joint ventures	83	573	574
Charter hire and other related revenue	679	5,345	13,445
Charter hire and other related expenses	(6,025)	(44,206)	(52,050)
Payments on behalf of a joint venture	(7,987)	(2,199)	(1,217)
Purchase of ships from a joint venture	0	54,000	10,250
Repayment of preference shares by a joint venture	2,569	0	0
Settlement of interest bearing loan	5,382	0	0
Dividend income	536	5,000	0
Management fee income	$ 0	$ 86	$ 217